Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	£ 56	£ 55	£ 66
Past service cost		1
Curtailments		(1)	(3)
Administration expenses	6	5	6
Total operating expenses	62	60	69
Interest on plan assets	(57)	(69)	(94)
Interest on plan liabilities	53	63	81
Net finance (income)/expense	(4)	(6)	(13)
Net income statement charge	58	54	56
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	17	6	6
Past service cost		1
Curtailments			(2)
Administration expenses	6	5	6
Total operating expenses	23	12	10
Interest on plan assets	(55)	(66)	(89)
Interest on plan liabilities	49	57	73
Net finance (income)/expense	(6)	(9)	(16)
Net income statement charge	17	3	(6)
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	2	2	3
Curtailments		(1)
Total operating expenses	2	1	3
Interest on plan assets	(2)	(3)	(5)
Interest on plan liabilities	3	5	6
Net finance (income)/expense	1	2	1
Net income statement charge	3	3	4
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	19	8	9
Past service cost		1
Curtailments		(1)	(2)
Administration expenses	6	5	6
Total operating expenses	25	13	13
Interest on plan assets	(57)	(69)	(94)
Interest on plan liabilities	52	62	79
Net finance (income)/expense	(5)	(7)	(15)
Net income statement charge	20	6	(2)
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	37	47	57
Total operating expenses	37	47	57
Net income statement charge	37	47	57
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Curtailments			(1)
Total operating expenses			(1)
Interest on plan liabilities	1	1	2
Net finance (income)/expense	1	1	2
Net income statement charge	£ 1	£ 1	£ 1